Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash and cash equivalents	$ 23,578	$ 888
Accounts receivable		1,000
Equity sale proceeds receivable		52,000
Restricted cash		9,694
Inventory, net
Prepaid expenses and other assets	123,575	133,523
Total Current Assets	147,153	197,105
Property and Equipment, net	214,038	109,907
Other Assets:
Deferred offering costs	280,163
Operating lease right-of-use asset	157,760	148,693
Patents and trademarks-net	27,932	58,611
Security Deposit	8,201	8,201
Total other Assets	474,056	215,505
Total Assets	835,247	522,517
Current Liabilities
Accounts payable and accrued expenses	962,885	794,057
Convertible notes and accrued interest	235,671
Accrued expenses - related parties	36,808	252,607
Operating lease liability - short term	26,582	24,791
PPP Loan and accrued interest	39,020
Notes payable and accrued interest - directors	20,000
Notes payable and accrued interest - related party	44,554	61,255
Note payable and accrued interest	39,528	15,095
Total Current Liabilities	1,405,048	1,147,805
Other Liabilities
Convertible notes and accrued interest payable		286,981
Operating lease liability (net of current)	131,178	123,901
Share-settled debt obligation - related party, net of debt discount	196,000
Total Other Liabilities	327,178	410,882
Total Liabilities	1,732,226	1,558,687
Commitments and Contingencies (see Note 13)
Stockholders' Equity (Deficit):
Preferred stock, par value $0.001, 20,000,000 shares authorized, issued 0 and 0 shares outstanding at March 31, 2021 and March 31, 2020
Common stock, par value $0.001, 250,000,000 shares authorized, issued 6,799,113 and 5,727,965 shares outstanding at March 31, 2021 and March 31, 2020	6,799	5,728
Common Stock to be issued		52,000
Additional Paid-In Capital	57,207,648	53,494,748
Accumulated Deficit	(58,111,426)	(54,588,646)
Total Stockholders' Deficit	(896,979)	(1,036,170)
Total Liabilities and Stockholders' Deficit	$ 835,247	$ 522,517